Inventories (Tables)	3 Months Ended
Jun. 30, 2024
Revelyst Business
Entity Information [Line Items]
Schedule of Inventory, Current
Net inventories consist of the following:

	March 31,
	2024	2023
Raw materials	$69,957	$70,567
Work in process	11,186	13,263
Finished goods	212,603	319,809
Net inventories	$293,746	$403,639
Net inventories consist of the following:

	June 30, 2024	March 31, 2024
Raw materials	$63,944	$69,957
Work in process	9,750	11,186
Finished goods	209,386	212,603
Net inventories	$283,080	$293,746